UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Diversified Global Asset Management Corporation
Address:          Royal Bank Plaza, South Tower
                  200 Bay Street, Suite 3201
                  Toronto, Ontario  M5J 2J4


Form 13F File Number: (To be determined after filing)
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeff Lucassen
Title:            Chief Financial and Operating Officer of Diversified Global
                  Asset Management Corporation
Phone:            416-644-7587

Signature, Place and Date of Signing:


    /s/ Jeff Lucassen        Ontario, Canada           February 14, 2008
  ---------------------   ---------------------     ----------------------
        [Signature]           [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                ------------------------------

Form 13F Information Table Entry Total:                      118
                                                ------------------------------

Form 13F Information Table Value Total:                   $140,156
                                                ------------------------------

                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None



                                            DIVERSIFIED GLOBAL ASSET MANAGEMENT CORPORATION
                                                               FORM 13F
                                                    Quarter Ended December 31, 2007


                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      714   157977 SH       SOLE                   157977
ACTIVISION INC NEW             COM NEW          004930202      895    30151 SH       SOLE                    30151
ALABAMA NATL BANCORP DELA      COM              010317105      685     8805 SH       SOLE                     8805
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6      820   700000 PRN      SOLE                                       NONE
ALLIANCE DATA SYSTEMS CORP     COM              018581108      784    10460 SH       SOLE                    10460
AMDOCS LTD                     NOTE 0.500% 3/1  02342TAD1      102   100000 PRN      SOLE                                       NONE
AMERICAN EXPRESS CO            COM              025816109      418     8030 SH       SOLE                     8030
AMGEN INC                      NOTE 0.125% 2/0  031162AN0      365   400000 PRN      SOLE                                       NONE
AQUILA INC                     COM              03840P102      567   152047 SH       SOLE                   152047
AUTOZONE INC                   COM              053332102      454     3784 SH       SOLE                     3784
BAXTER INTL INC                COM              071813109      462     7956 SH       SOLE                     7956
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1  10112RAG9      553   500000 PRN      SOLE                                       NONE
BRINKS CO                      COM              109696104      352     5884 SH       SOLE                     5884
BUILDING MATLS HLDG CORP       COM              120113105      219    39632 SH       SOLE                    39632
BURLINGTON NORTHN SANTA FE C   COM              12189T104      347     4167 SH       SOLE                     4167
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1      308   200000 PRN      SOLE                                       NONE
CARNIVAL CORP                  DBCV 1.132% 4/2  143658AV4      331   500000 PRN      SOLE                                       NONE
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6      351   300000 PRN      SOLE                                       NONE
CHITTENDEN CORP                COM              170228100      339     9511 SH       SOLE                     9511
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      682    19767 SH       SOLE                    19767
COCA COLA CO                   COM              191216100      359     5844 SH       SOLE                     5844
COMMERCE BANCORP INC NJ        COM              200519106      670    17566 SH       SOLE                    17566
COMMERCE GROUP INC MASS        COM              200641108      687    19091 SH       SOLE                    19091
CONOCOPHILLIPS                 COM              20825C104      205     2320 SH       SOLE                     2320
CONSECO INC                    COM NEW          208464883      219    17418 SH       SOLE                    17418
CSX CORP                       COM              126408103      352     8004 SH       SOLE                     8004
CUMULUS MEDIA INC              CL A             231082108      259    32228 SH       SOLE                    32228
CYPRESS SEMICONDUCTOR CORP     COM              232806109      371    10304 SH       SOLE                    10304
DISNEY WALT CO                 NOTE 2.125% 4/1  254687AU0      274   240000 PRN      SOLE                                       NONE
E M C CORP MASS                NOTE 1.750%12/0  268648AK8      946   700000 PRN      SOLE                                       NONE
ELECTRONIC DATA SYS NEW        NOTE 3.875% 7/1  285661AF1      497   500000 PRN      SOLE                                       NONE
ENERGY EAST CORP               COM              29266M109      684    25137 SH       SOLE                    25137
FIRST CHARTER CORP             COM              319439105      689    23089 SH       SOLE                    23089
FLEXTRONICS INTL LTD           NOTE 1.000% 8/0  33938EAL1      320   311000 PRN      SOLE                                       NONE
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5      596   600000 PRN      SOLE                                       NONE
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      496     4845 SH       SOLE                     4845
GARTNER INC                    COM              366651107      279    15866 SH       SOLE                    15866
GEMSTAR-TV GUIDE INTL INC      COM              36866W106      657   137999 SH       SOLE                   137999
GENERAL MTRS CORP              DEB SR CV C 33   370442717      309    15800 SH       SOLE                    15800
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8      789   600000 PRN      SOLE                                       NONE
GOODMAN GLOBAL INC             COM              38239A100      795    32376 SH       SOLE                    32376
HALLIBURTON CO                 NOTE 3.125% 7/1  406216AM3      203   100000 PRN      SOLE                                       NONE
HARRAHS ENTMT INC              COM              413619107      697     7858 SH       SOLE                     7858
HEINZ H J CO                   COM              423074103      351     7517 SH       SOLE                     7517
HUNTSMAN CORP                  COM              447011107      710    27639 SH       SOLE                    27639
INTEL CORP                     SDCV 2.950%12/1  458140AD2      863   800000 PRN      SOLE                                       NONE
INTERNATIONAL GAME TECHNOLOG   DBCV 2.600%12/1  459902AP7      406   400000 PRN      SOLE                                       NONE
ISHARES INC                    MSCI S KOREA     464286772     3643    56300 SH       SOLE                    56300
ISHARES TR                     DJ US REAL EST   464287739      690    10500 SH       SOLE                    10500
ISHARES TR                     LEHMAN AGG BND   464287226    48562   480000 SH       SOLE                   480000
ISHARES TR                     MSCI EAFE IDX    464287465     5558    70800 SH       SOLE                    70800
ISHARES TR                     MSCI VAL IDX     464288877      784    10900 SH       SOLE                    10900
ISHARES TR                     MSCI EMERG MKT   464287234    20471   136200 SH       SOLE                   136200
ISHARES TR                     RSSL MCRCP IDX   464288869     5037    95400 SH       SOLE                    95400
ISHARES TR                     S&P LTN AM 40    464287390     1195     4800 SH       SOLE                     4800
JOHNSON & JOHNSON              COM              478160104      330     4941 SH       SOLE                     4941
JUNIPER NETWORKS INC           NOTE 6/1         48203RAC8      166   100000 PRN      SOLE                                       NONE
LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4      317   216000 PRN      SOLE                                       NONE
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AH0       83   100000 PRN      SOLE                                       NONE
MANOR CARE INC NEW             NOTE 2.125% 8/0  564055AM3      615   400000 PRN      SOLE                                       NONE
MARKWEST HYDROCARBON INC       COM              570762104      292     4666 SH       SOLE                     4666
MASTERCARD INC                 CL A             57636Q104      515     2394 SH       SOLE                     2394
MCDONALDS CORP                 COM              580135101      367     6227 SH       SOLE                     6227
MDS INC                        COM              55269P302      315    16234 SH       SOLE                    16234
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0      747   700000 PRN      SOLE                                       NONE
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46      757   700000 PRN      SOLE                                       NONE
METAL MGMT INC                 COM NEW          591097209      660    14486 SH       SOLE                    14486
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6      557   700000 PRN      SOLE                                       NONE
MIDLAND CO                     COM              597486109      361     5585 SH       SOLE                     5585
MILLIPORE CORP                 NOTE 3.750% 6/0  601073AD1      751   700000 PRN      SOLE                                       NONE
MIRANT CORP NEW                COM              60467R100      354     9084 SH       SOLE                     9084
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      839   700000 PRN      SOLE                                       NONE
MOTOROLA INC                   COM              620076109      307    19111 SH       SOLE                    19111
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1      376   400000 PRN      SOLE                                       NONE
NATIONAL SEMICONDUCTOR CORP    COM              637640103      429    18944 SH       SOLE                    18944
NAVTEQ CORP                    COM              63936L100      812    10743 SH       SOLE                    10743
NYSE EURONEXT                  COM              629491101      472     5374 SH       SOLE                     5374
OCCIDENTAL PETE CORP DEL       COM              674599105      361     4687 SH       SOLE                     4687
OMNICARE INC                   DBCV 3.250%12/1  681904AL2      146   200000 PRN      SOLE                                       NONE
PENN NATL GAMING INC           COM              707569109      448     7524 SH       SOLE                     7524
PEP BOYS MANNY MOE & JACK      COM              713278109      268    23361 SH       SOLE                    23361
PHARMION CORP                  COM              71715B409      692    11013 SH       SOLE                    11013
PHH CORP                       COM NEW          693320202      400    22700 SH       SOLE                    22700
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     3081    97622 SH       SOLE                    97622
PRIDE INTL INC DEL             COM              74153Q102      328     9688 SH       SOLE                     9688
PROCTER & GAMBLE CO            COM              742718109      374     5100 SH       SOLE                     5100
PRUDENTIAL FINL INC            COM              744320102      349     3746 SH       SOLE                     3746
PUGET ENERGY INC NEW           COM              745310102      773    28167 SH       SOLE                    28167
QUANEX CORP                    COM              747620102      436     8407 SH       SOLE                     8407
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4      800   600000 PRN      SOLE                                       NONE
RED HAT INC                    DBCV 0.500% 1/1  756577AB8      101   100000 PRN      SOLE                                       NONE
REDDY ICE HLDGS INC            COM              75734R105      309    12207 SH       SOLE                    12207
ROWAN COS INC                  COM              779382100      365     9241 SH       SOLE                     9241
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5      322   400000 PRN      SOLE                                       NONE
SEARS HLDGS CORP               COM              812350106      258     2531 SH       SOLE                     2531
SIERRA HEALTH SVCS INC         COM              826322109      454    10831 SH       SOLE                    10831
SPRINT NEXTEL CORP             COM SER 1        852061100      262    19976 SH       SOLE                    19976
STERLITE INDS INDIA LTD        ADS              859737207      364    13960 SH       SOLE                    13960
SUNCOM WIRELESS HLDGS INC      CL A NEW         86722Q207      675    25310 SH       SOLE                    25310
SUNCOR ENERGY INC              COM              867229106      272     2506 SH       SOLE                     2506
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5      729   700000 PRN      SOLE                                       NONE
TARGET CORP                    COM              87612E106      323     6466 SH       SOLE                     6466
TEVA PHARMACEUTICAL FIN CO B   NOTE 1.750% 2/0  88165FAA0      444   400000 PRN      SOLE                                       NONE
TIFFANY & CO NEW               COM              886547108      307     6678 SH       SOLE                     6678
TRANSOCEAN INC NEW             SHS              G90073100      434     3034 SH       SOLE                     3034
UAP HLDG CORP                  COM              903441103      685    17744 SH       SOLE                    17744
UNION PAC CORP                 COM              907818108      361     2875 SH       SOLE                     2875
UNUM GROUP                     COM              91529Y106      357    14991 SH       SOLE                    14991
US BIOENERGY CORP              COM              90342V109      766    65451 SH       SOLE                    65451
VENTANA MED SYS INC            COM              92276H106      674     7728 SH       SOLE                     7728
VISTEON CORP                   COM              92839U107      369    83972 SH       SOLE                    83972
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3      354   400000 PRN      SOLE                                       NONE
WELLS FARGO & CO NEW           COM              949746101      278     9206 SH       SOLE                     9206
WELLS FARGO & CO NEW           DBCV 5/0         949746FA4      597   600000 PRN      SOLE                                       NONE
WENDYS INTL INC                COM              950590109      265    10251 SH       SOLE                    10251
WYETH                          DBCV 1/1         983024AD2      528   500000 PRN      SOLE                                       NONE
XM SATELLITE RADIO HLDGS INC   CL A             983759101      588    48016 SH       SOLE                    48016
YAHOO INC                      FRNT 4/0         984332AB2      466   400000 PRN      SOLE                                       NONE